Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Schedule of information on the nature of expenses recognized in the consolidated statement of profit or loss

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

.	December 31, 2021	December 31, 2020	December 31, 2019
Employee expenses	(1,010,989)	(628,699)	(453,872)
Third-party services and other inputs	(65,023)	(55,660)	(36,179)
Short-term leases	(5,922)	(4,669)	(4,165)
Travel expenses	(4,156)	(8,656)	(25,891)
Depreciation and amortization (a)	(48,354)	(29,882)	(25,577)
Stock options (b) (note 21)	(2,531)	(934)	(3,199)
Consulting (c)	(9,177)	(446)	(858)
Expected credit loss	(497)	(196)	(1,091)
Impairment of intangible assets (note 14)	(21,895)	-	-
Surplus of indemnity	-	18	(14,891)
Other costs and expenses	(31,230)	(19,151)	(19,701)
Total	(1,199,774)	(748,275)	(585,434)
Disclosed as:
Costs of services provided	(935,732)	(600,866)	(448,979)
Selling expenses	(89,654)	(65,093)	(44,802)
General and administrative expenses	(151,681)	(81,161)	(81,197)
Research and technological innovation expenses	(4)	(3,462)	(12,093)
Impairment loss on trade receivables and contract assets	(497)	(196)	(1,091)
Other income (expenses) net	(22,206)	2,503	2,728
Total	(1,199,774)	(748,275)	(585,434)

Schedule of other income (expenses), net

.	December 31, 2021	December 31, 2020	December 31, 2019
Costs attributable to secondary offer	(2,220)	-	-
Impairment of intangible assets (note 14)	(21,895)	-	-
Government grant	2,481	1,571	3
Other	(572)	932	2,725
Total	(22,206)	2,503	2,728